Derivative Financial Instruments - Fair Values of Derivative Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Derivative Liabilities, Fair Value	$ (555)	$ (318)
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities, Fair Value	(555)	(318)
Commodity Contracts [Member] | Accrued Expenses and Other Current Liabilities [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities, Fair Value	(553)	(303)
Foreign Exchange Contract [Member] | Accrued Expenses and Other Current Liabilities [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities, Fair Value	$ (2)	$ (15)